                          THE PARKSTONE ADVANTAGE FUND
                      Supplement Dated August 24, 1999 to
                          Prospectus Dated May 1, 1999

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective October 1, 1999, the following "Risk/Return Summary" section of the Prospectus pertaining to the Investment Objectives, Strategies, Risks and Performance Summary is amended as follows:

SMALL CAPITALIZATION FUND

- The "Objective," page 4, is amended by deletion of the first sentence to add the following information:

  "The Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded smaller cap equity securities."

- The "Principal Investment Strategies," page 4, is amended by the deletion of the first and second sentences to add the following information:

  "The Fund normally invests at least 80% of the value of its total assets in securities of companies with small stock market capitalization. The Fund considers a small capitalization company as one that has a comparable market capitalization to the companies in the Russell 2000 Growth Index."

- The "Performance Summary," page 4, is amended by deletion of the second paragraph to add the following information:

  "The table below compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index of common stocks."

- The "Performance Table," page 4, is amended by deletion of the table to add the following information:

                               PERFORMANCE TABLE
                          Average Annual Total Returns
                  (for the periods ended December 31, 1998)(1)

                                                                PAST       PAST 5        SINCE
                                               INCEPTION        YEAR       YEARS       INCEPTION
   Small Capitalization Fund                    9/23/93        -2.51%      11.28%       12.69%

   Russell 2000 Growth Index                    9/30/93         1.23%      10.22%       10.24%

 (1) Assumes reinvestment of dividends and distributions.

MID CAPITALIZATION FUND

- The "Objective," page 5, is amended by deletion of the first sentence to add the following information:

  "The Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded mid cap equity securities."

- The "Principal Investment Strategies," page 5, is amended by the deletion of the first and second sentences of the first paragraph to add the following information:

  "The Fund normally invests at least 80% of its total assets in securities of companies with mid stock market capitalization. The Fund considers a mid capitalization company as one that has a comparable market capitalization to the companies in the Russell Mid Cap Growth Index."

- The "Performance Summary," page 5, is amended by deletion of the second paragraph to add the following information:

  "The table below compares the Fund's performance over time to that of the Russell Mid Cap Growth Index, a widely recognized, unmanaged index of common stocks."
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- The "Performance Table," page 5, is amended by deletion of the table to add the following information:

                               PERFORMANCE TABLE
                          Average Annual Total Returns
                  (for the periods ended December 31, 1998)(1)

                                                                PAST       PAST 5        SINCE
                                               INCEPTION        YEAR       YEARS       INCEPTION
   Mid Capitalization Fund                      9/23/93        10.33%      12.26%       11.95%

   Russell Mid Cap Growth Index                 9/30/93        17.86%      17.33%       17.13%

 (1) Assumes reinvestment of dividends and distributions.

BOND FUND

- The "Principal Investment Strategies," page 6, the following sentence is inserted as the last sentence of the paragraph:

  "The Fund normally will maintain an average dollar-weighted portfolio maturity between four to twelve years."

INTERNATIONAL DISCOVERY FUND

- The "Objective," page 7, is amended by deletion of the first sentence to add the following information:

  "The Fund's investment objective is to provide capital appreciation by investing in a portfolio of equity securities of foreign issuers."

The following "Description of the Funds - Investment Objectives and Policies" section of the Prospectus pertaining to the Investment Objectives and Policies is amended as follows:

- The "Small Capitalization Fund," page 8, is amended by deletion of the first and second paragraphs to add the following information:

  "The Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded smaller cap equity securities. The Fund will normally invest at least 80% of its total assets in securities of companies with small stock market capitalization. The Fund considers a small capitalization company as one that has a comparable market capitalization to the companies in the Russell 2000 Growth Index."

- The "Mid Capitalization Fund," page 8, is amended by deletion of the second sentence of the second paragraph and the deletion of the first paragraph to add the following information:

  "The Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded mid cap equity securities. The Fund will normally invest at least 80% of its total assets in securities of companies with mid stock market capitalization. The Fund considers a mid capitalization company as one that has a comparable market capitalization to the companies in the Russell Mid Cap Growth Index."

- The "International Discovery Fund," page 10, is amended by deletion of the first sentence of the first paragraph to add the following information:

  "The Fund's investment objective is to provide capital appreciation by investing in a portfolio of equity securities of foreign issuers."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PAR-A-005-01000 (8/99)